Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit (loss) for the year	$ 433,935	$ 45,160	$ (16,184)
Adjustments for:
Depreciation and amortization	21,342	23,596	24,399
Expected (reversal of) credit losses recognized on accounts receivable	(190)	0	67
Share-based compensation expenses	700	763	457
Gains on disposal of property, plant and equipment, net	(147)	(244)	(90)
Changes in fair value of financial assets at fair value through profit or loss	284	(472)	(3,746)
Interest income	(876)	(967)	(2,013)
Finance costs	1,074	1,705	2,325
Income tax expense	110,657	11,712	416
Share of losses of associates	1,392	638	477
Inventories write downs	9,448	11,919	25,447
Unrealized foreign currency exchange losses (gains)	(953)	(239)	121
cash flows from operating activities before changes in operating Capital	576,666	93,571	31,676
Changes in:
Accounts receivable (including related parties)	(166,395)	(78,297)	23,992
Inventories	(99,341)	24,772	(6,660)
Other receivable from related parties	(17)	0	0
Other current assets	(7,633)	(2,881)	35
Other non-current assets	(19,460)	0	0
Accounts payable (including related parties)	74,954	57,335	(36,180)
Other payable to related parties	(931)	352	(1,577)
Contract liabilities	41,262	4,720	1,447
Other current liabilities	13,736	1,134	(581)
Other non-current liabilities	(4,697)	5,350	256
Cash generated from operating activities	408,144	106,056	12,408
Interest received	852	1,066	2,060
Interest paid	(1,074)	(1,811)	(2,372)
Income tax paid	(19,646)	(2,701)	(4,440)
Net cash provided by operating activities	388,276	102,610	7,656
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(7,562)	(5,786)	(45,922)
Proceeds from disposal of property, plant and equipment	0	249	98
Acquisitions of intangible assets	(468)	(87)	(152)
Acquisitions of financial assets at amortized cost	(25,362)	(3,829)	(4,023)
Proceeds from disposal of financial assets at amortized cost	8,011	6,735	4,171
Acquisitions of financial assets at fair value through profit or loss	(23,417)	(19,743)	(50,487)
Proceeds from disposal of financial assets at fair value through profit or loss	29,141	12,068	50,648
Acquisition of business	0	0	(700)
Acquisition of a subsidiary, net of cash acquired	0	1,302	(400)
Proceeds from capital reduction of investment	151	32	47
Acquisitions of equity method investments	(598)	(792)	(129)
Increase in refundable deposits	(213,056)	(13,992)	(2,821)
Releases (pledges) of restricted deposit	(2,595)	(8)	323
Cash paid for loan made to related party	0	0	(1,200)
Cash received from loan made to related party	0	0	2,780
Cash received in advance from disposal of land	3,075	1,486	0
Net cash used in investing activities	(232,680)	(22,365)	(47,767)
Cash flows from financing activities:
Payments of cash dividends	(47,424)	(4)	0
Proceeds from issuance of new shares by subsidiaries	0	884	0
Purchases of subsidiary shares from noncontrolling interests	(1,627)	0	0
Proceeds from short-term unsecured borrowings	15,000	208,137	244,224
Repayments of short-term unsecured borrowings	(15,000)	(265,355)	(207,006)
Proceeds from long-term unsecured borrowings	0	60,000	0
Repayments of long-term unsecured borrowings	(6,000)	(1,500)	0
Proceeds from short-term secured borrowings	611,600	278,000	158,000
Repayments of short-term secured borrowings	(564,200)	(338,000)	(158,000)
Release (pledge) of restricted deposit	(47,400)	60,000	0
Payment of lease liabilities	(4,668)	(2,608)	(1,957)
Guarantee deposits received	54,050	0	0
Proceeds from exercise of employee stock options	1,182	3,707	0
Net cash provided by (used in) financing activities	(4,487)	3,261	35,261
Effect of foreign currency exchange rate changes on cash and cash equivalents	(23)	377	(532)
Net increase (decrease) in cash and cash equivalents	151,086	83,883	(5,382)
Cash and cash equivalents at beginning of year	184,938	101,055	106,437
Cash and cash equivalents at end of year	$ 336,024	$ 184,938	$ 101,055